Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 14,931	$ 14,630
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 6,588	$ 4,744
Weighted average years over which it is expected to be recognized	1 year 10 months 28 days	1 year 8 months 15 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 156	$ 121
Weighted average years over which it is expected to be recognized	1 year 1 month 2 days	5 months 23 days
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 8,187	$ 9,765
Weighted average years over which it is expected to be recognized	1 year 7 months 6 days	1 year 9 months 18 days